Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Jul. 31, 2019 CNY (¥)
Investment Company, Financial Highlights [Line Items]
Interest income	¥ 1,370	$ 199	¥ 3,174	¥ 10,419
Investment Income, Nonoperating	2,300		9,000	5,900
Unrealized Gain (Loss) on Investments			15,300	16,700
Equity Securities without Readily Determinable Fair Value			8,000	20,000		¥ 3,000
Equity method investment	0		¥ 1,416
Percentage of equity interest acquired by third party investor			60.00%
Equity Method Investment, Realized Gain (Loss) on Disposal			¥ 23,100
Share of loss of equity method investments	(1,416)	$ (205)	¥ (3,195)
Ownership subsidiary
Investment Company, Financial Highlights [Line Items]
Equity Method Investment, Ownership Percentage			40.00%
Equity Method Investments [Member]
Investment Company, Financial Highlights [Line Items]
Share of loss of equity method investments	1,400		¥ 3,200	0
Time Deposits
Investment Company, Financial Highlights [Line Items]
Interest income	1,300		3,100	6,300
Limited Partner [Member]
Investment Company, Financial Highlights [Line Items]
Unrealized Gain (Loss) on Investments	50,500		¥ 1,200	54,400
Equity method investment				¥ 27,600	¥ 106,000
Equity Method Investments, Fair Value Disclosure	¥ 44,900